JPMorgan Hedged Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.1%
Aerospace & Defense — 1.3%
Howmet Aerospace, Inc.	856	39,598
RTX Corp.	1,391	100,076
Textron, Inc.	861	67,296
		206,970
Air Freight & Logistics — 1.2%
FedEx Corp.	197	52,145
United Parcel Service, Inc., Class B (a)	850	132,556
		184,701
Automobile Components — 0.2%
Aptiv plc *	350	34,502
Automobiles — 1.7%
Tesla, Inc. * (a)	1,099	275,001
Banks — 3.4%
Bank of America Corp.	6,226	170,474
Citigroup, Inc.	1,455	59,838
Fifth Third Bancorp	1,483	37,578
Truist Financial Corp.	2,446	69,974
US Bancorp	2,306	76,223
Wells Fargo & Co. (a)	3,237	132,251
		546,338
Beverages — 2.2%
Coca-Cola Co. (The) (a)	3,485	195,069
Constellation Brands, Inc., Class A	122	30,785
Monster Beverage Corp. *	510	27,009
PepsiCo, Inc. (a)	609	103,236
		356,099
Biotechnology — 3.1%
AbbVie, Inc.	1,371	204,403
Biogen, Inc. * (a)	189	48,547
BioMarin Pharmaceutical, Inc. *	169	14,987
Neurocrine Biosciences, Inc. *	94	10,512
Regeneron Pharmaceuticals, Inc. *	121	99,107
Sarepta Therapeutics, Inc. *	136	16,528
Vertex Pharmaceuticals, Inc. *	279	96,975
		491,059
Broadline Retail — 3.6%
Amazon.com, Inc. * (a)	4,587	583,051
Building Products — 1.0%
Masco Corp.	677	36,183
Trane Technologies plc	582	118,050
		154,233
Capital Markets — 2.5%
Blackstone, Inc.	129	13,812

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Charles Schwab Corp. (The)	653	35,835
CME Group, Inc.	536	107,311
Intercontinental Exchange, Inc.	566	62,287
Morgan Stanley	902	73,696
Raymond James Financial, Inc.	359	36,026
S&P Global, Inc.	164	60,088
State Street Corp.	192	12,856
		401,911
Chemicals — 2.0%
Air Products and Chemicals, Inc.	172	48,743
Dow, Inc.	1,240	63,932
Eastman Chemical Co.	504	38,653
Linde plc	297	110,472
LyondellBasell Industries NV, Class A	348	33,002
PPG Industries, Inc.	238	30,941
		325,743
Commercial Services & Supplies — 0.2%
Cintas Corp. (a)	54	26,063
Communications Equipment — 0.2%
Motorola Solutions, Inc.	102	27,730
Consumer Finance — 0.1%
American Express Co.	162	24,140
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. (a)	267	150,944
Walmart, Inc.	663	105,965
		256,909
Distributors — 0.1%
LKQ Corp.	268	13,290
Electric Utilities — 1.3%
Constellation Energy Corp.	212	23,159
NextEra Energy, Inc. (a)	1,877	107,537
PG&E Corp. *	4,357	70,277
		200,973
Electrical Equipment — 0.6%
Eaton Corp. plc	488	104,035
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	552	16,814
Keysight Technologies, Inc. *	144	19,118
		35,932
Energy Equipment & Services — 0.1%
Baker Hughes Co.	632	22,334

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.5%
Netflix, Inc. * (a)	192	72,403
Warner Bros Discovery, Inc. *	756	8,209
		80,612
Financial Services — 4.6%
Berkshire Hathaway, Inc., Class B * (a)	671	235,001
FleetCor Technologies, Inc. *	241	61,555
Mastercard, Inc., Class A (a)	646	255,771
Visa, Inc., Class A (a)	799	183,720
		736,047
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	1,574	109,259
Ground Transportation — 0.9%
CSX Corp.	1,039	31,937
Norfolk Southern Corp. (a)	194	38,281
Uber Technologies, Inc. *	705	32,410
Union Pacific Corp.	209	42,555
		145,183
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	951	92,119
Baxter International, Inc.	875	33,022
Becton Dickinson & Co.	124	31,962
Boston Scientific Corp. * (a)	1,372	72,472
Dexcom, Inc. *	169	15,745
Intuitive Surgical, Inc. *	202	59,103
Medtronic plc (a)	620	48,589
ResMed, Inc.	60	8,898
Stryker Corp.	152	41,540
		403,450
Health Care Providers & Services — 3.0%
Centene Corp. * (a)	680	46,818
CVS Health Corp.	326	22,754
Elevance Health, Inc.	164	71,364
Humana, Inc.	89	43,416
McKesson Corp.	72	31,536
UnitedHealth Group, Inc. (a)	531	267,538
		483,426
Health Care REITs — 0.3%
Ventas, Inc.	1,291	54,414
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc. * (a)	37	114,501
Chipotle Mexican Grill, Inc. *	44	80,994
Domino's Pizza, Inc.	35	13,197
Expedia Group, Inc. *	511	52,663
Marriott International, Inc., Class A	285	56,040

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd. *	91	8,424
Yum! Brands, Inc.	460	57,422
		383,241
Household Durables — 0.3%
Lennar Corp., Class A	135	15,207
Toll Brothers, Inc.	264	19,530
Whirlpool Corp.	65	8,660
		43,397
Household Products — 0.9%
Church & Dwight Co., Inc.	462	42,273
Colgate-Palmolive Co.	125	8,891
Procter & Gamble Co. (The) (a)	674	98,356
		149,520
Industrial Conglomerates — 1.0%
Honeywell International, Inc. (a)	900	166,274
Industrial REITs — 0.7%
Prologis, Inc.	932	104,553
Insurance — 2.1%
Aflac, Inc.	531	40,732
Chubb Ltd.	221	45,938
Globe Life, Inc.	425	46,279
Progressive Corp. (The) (a)	781	108,843
Travelers Cos., Inc. (The)	535	87,328
		329,120
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A * (a)	2,598	339,936
Alphabet, Inc., Class C * (a)	2,159	284,723
Meta Platforms, Inc., Class A * (a)	1,163	349,178
		973,837
IT Services — 1.1%
Accenture plc, Class A	363	111,431
Cognizant Technology Solutions Corp., Class A	988	66,915
		178,346
Life Sciences Tools & Services — 1.3%
Danaher Corp.	433	107,461
Thermo Fisher Scientific, Inc. (a)	197	99,695
		207,156
Machinery — 1.9%
Deere & Co. (a)	375	141,480
Dover Corp.	263	36,695
Otis Worldwide Corp.	950	76,334
Parker-Hannifin Corp.	142	55,166
		309,675

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Media — 1.3%
Charter Communications, Inc., Class A * (a)	174	76,686
Comcast Corp., Class A (a)	3,115	138,099
		214,785
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	607	22,641
Nucor Corp.	160	24,958
		47,599
Multi-Utilities — 1.1%
Ameren Corp.	140	10,492
CenterPoint Energy, Inc.	1,295	34,765
CMS Energy Corp.	311	16,505
Dominion Energy, Inc.	541	24,150
Public Service Enterprise Group, Inc.	1,540	87,659
		173,571
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp. (a)	489	82,490
ConocoPhillips	1,376	164,894
Diamondback Energy, Inc.	625	96,774
EOG Resources, Inc. (a)	913	115,770
Exxon Mobil Corp. (a)	1,950	229,279
Marathon Oil Corp.	1,276	34,121
		723,328
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	874	32,323
Personal Care Products — 0.3%
Kenvue, Inc.	2,148	43,133
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. (a)	2,251	130,627
Eli Lilly & Co. (a)	325	174,898
Johnson & Johnson (a)	938	146,066
Merck & Co., Inc.	746	76,770
		528,361
Professional Services — 0.2%
Leidos Holdings, Inc.	376	34,632
Residential REITs — 0.6%
Equity LifeStyle Properties, Inc.	438	27,883
Sun Communities, Inc.	279	32,996
UDR, Inc.	862	30,755
		91,634
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc. * (a)	1,206	123,979
Analog Devices, Inc. (a)	735	128,679
Lam Research Corp. (a)	214	134,436

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp. (a)	1,168	508,046
NXP Semiconductors NV (China)	693	138,492
Qorvo, Inc. *	301	28,760
Teradyne, Inc.	381	38,324
Texas Instruments, Inc. (a)	977	155,274
		1,255,990
Software — 10.1%
Adobe, Inc. *	349	177,956
Cadence Design Systems, Inc. *	134	31,325
DocuSign, Inc. *	118	4,963
Intuit, Inc. (a)	212	108,373
Microsoft Corp. (a)	3,514	1,109,672
Oracle Corp.	693	73,370
Salesforce, Inc. * (a)	274	55,514
ServiceNow, Inc. *	99	55,527
		1,616,700
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	380	45,942
SBA Communications Corp.	243	48,683
		94,625
Specialty Retail — 2.6%
AutoNation, Inc. *	187	28,296
AutoZone, Inc. * (a)	35	89,075
Best Buy Co., Inc. (a)	633	44,006
Burlington Stores, Inc. *	150	20,293
Lowe's Cos., Inc. (a)	760	157,959
O'Reilly Automotive, Inc. *	24	21,564
TJX Cos., Inc. (The)	654	58,118
		419,311
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc. (a)	6,500	1,112,936
Seagate Technology Holdings plc	821	54,131
		1,167,067
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	693	66,254
Tobacco — 0.4%
Altria Group, Inc. (a)	463	19,477
Philip Morris International, Inc.	481	44,516
		63,993
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	225	31,501
Total Common Stocks (Cost $10,933,576)		15,733,331

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE ($000)
Options Purchased — 1.3%
Put Options Purchased — 1.3%
S&P 500 Index
12/29/2023 at USD 4,055.00 ,
Notional Amount: USD 16,050,171
Counterparty: Exchange-Traded * (Cost $208,298)	37,430	206,801
	SHARES (000)
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (b) (c) (Cost $294,026)	294,026	294,026
Total Investments — 101.2% (Cost $11,435,900)		16,234,158
Liabilities in Excess of Other Assets — (1.2)%		(186,003)
NET ASSETS — 100.0%		16,048,155

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1,420	12/15/2023	USD	307,199	(12,125)

Abbreviations
USD	United States Dollar
Written Call Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	37,430	USD 16,050,171	USD 4,515.00	12/29/2023	(171,617)
Written Put Options Contracts as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange-Traded	37,430	USD 16,050,171	USD 3,420.00	12/29/2023	(36,120)
Total Written Options Contracts (Premiums Received $210,394)						(207,737)

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$16,234,158	$—	$—	$16,234,158
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(12,125)	$—	$—	$(12,125)
Options Written (a)
Call Options Written	(171,617)	—	—	(171,617)
Put Options Written	(36,120)	—	—	(36,120)
Total Depreciation in Other Financial Instruments	$(219,862)	$—	$—	$(219,862)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Hedged Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.19% (a) (b)	$185,159	$858,884	$750,017	$—	$—	$294,026	294,026	$5,110	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.